Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Text Block]

11. Subsequent Events

          In October 2011, the Company declared and paid approximately $2.7 million in dividend distributions to its common shareholders, or $0.06875 per outstanding common share.

          During October 2011, the Company closed on the issuance of 1.3 million Units through its on-going best-efforts offering, representing gross proceeds to the Company of $14.3 million and proceeds net of selling and marketing costs of $12.8 million.

          Subsequent to September 30, 2011, the Company closed on the purchase of four hotels. The following table summarizes the hotel information. All dollar amounts are in thousands.

Location	Brand	Date of Purchase	Rooms	Gross Purchase Price

Round Rock, TX	Homewood Suites	10/3/2011	115	$15,500
Scottsdale, AZ	Hilton Garden Inn	10/3/2011	122	16,300	(a)
South Bend, IN	Fairfield Inn & Suites	11/1/2011	119	17,500
Charleston, SC	Home2 Suites	11/10/2011	122	13,908

			478	$63,208

(a)	The Company assumed approximately $10.6 million of mortgage debt associated with this hotel. The loan provides for monthly payments of principal and interest on an amortized basis.

          Subsequent to September 30, 2011, the Company entered into a series of contracts for the potential purchase of six hotels, all of which are under construction. The following table summarizes the hotel and contract information. All dollar amounts are in thousands.

Location	Brand	Date of Purchase Contract	Rooms	Gross Purchase Price	Initial Refundable Deposit

Oceanside, CA	Courtyard	10/28/2011	142	$30,500	$200
Dallas, TX	Hilton Garden Inn	11/1/2011	165	27,300	50
Grapevine, TX	Courtyard	11/1/2011	180	(a)	(a)
Grapevine, TX	TownePlace Suites	11/1/2011	120	(a)	(a)
Huntsville, AL	Home2 Suites	11/1/2011	77	(b)	(b)
Huntsville, AL	Hampton Inn & Suites	11/1/2011	98	(b)	(b)

			782	$120,087	$303

(a)

The Courtyard and TownePlace Suites hotels in Grapevine, TX are part of an adjoining two-hotel complex that will be located on the same site. The two hotels are covered by the same purchase contract with a total gross purchase price of $41.7 million and an initial deposit of $50,000.

(b)	The Home2 Suites and Hampton Inn & Suites hotels in Huntsville, AL are covered by the same purchase contract with a total gross purchase price of $20.6 million and an initial deposit of $2,500.